UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-9078

                           The Penn Street Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       83 General Warren Blvd., Suite 200
                                Malvern, Pa 19355
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           The Penn Street Fund, Inc.
                      Mr. Philip Masterson Esq., Secretary
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-207-5175

Date of fiscal year end:     10/31/2004

Date of reporting period:   4/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.


                              THE PENN STREET FUNDS

                               SEMI- ANNUAL REPORT

                              Dated April 30, 2004

     o    Penn Street Sector Rotational Portfolio

     o    McGlinn Balanced Portfolio

     o    Baldwin Large Cap Growth Portfolio

     o    Berkshire Advisors Select Equity Portfolio

     o    Cumberland Taxable Income Portfolio

                                                          [Graphic Appears Here]



The Penn Street Fund, Inc.
83 General Warren Boulevard
Suite 200
Malvern, Pennsylvania 19355
toll free:  866-207-5175

Dear Shareholder,

We can all look forward to change in the mutual fund industry.

     Over the past year we have all heard about the various investigations and inquiries affecting the mutual fund industry. As a result of all this scrutiny, the Securities and Exchange Commission (SEC) and Congress have proposed a variety of regulatory reforms. If these reforms are adopted, the way mutual funds do business will be changed.

     To the investor, many of the proposed changes may seem complicated, and some of you may be wondering if these changes will affect your mutual fund investments. We would first like to assure you that The Penn Street Funds have many policies and procedures in place to protect the interest of the Funds and our shareholders. In our partnership with you, the directors of the Funds, and our sub-advisors, we are committed to managing the Funds based on integrity, trust and basic principles of investing.

     We are part of the mutual fund management community and believe it is our responsibility to continually support all efforts to improve the industry. In recent months, we have been participating in forums which allow us to share our perspective with the SEC. If any reforms are adopted, we would like them to be for the benefit of the Funds and their investors. We believe that the mutual fund industry generally offers high-quality, cost-efficient investments and, with prudent changes, can continue to do so, while providing more detailed information to shareholders.

     The returns in the U.S. equity market have been mixed over the past 6 months. For the 1st quarter of 2004 we have seen stocks suffer their first meaningful correction since March of 2003. Interest rates hovered around 46-year lows. Inflation rates remained low and much money remained in cash accounts waiting to be invested. There have been signs of a strengthening of the U.S. economy. This strength, however, has been against a backdrop of geopolitical uncertainty and threats of terror attacks. Corporate earnings have been strong, but stock prices tempered by concerns of the cost of a barrel of oil and the specter of the Federal Reserve raising interest rates.

     Generally, smaller capitalization companies outperformed the larger capitalization companies during the period. Energy was the sector that helped both the small cap companies and the large cap companies. Consumer staples and financials also aided mutual funds that invest in larger-cap stocks.

     We continue to hold to our belief that, for the long-term investor, proper asset allocation at the class (stock, bonds, cash) and equity sub-class level is the most significant determinant of performance over time. Along with your financial advisor, we suggest that you assess your tolerance for investment risk, determine your investment plan and set it in motion. Once you have set your plan, stay the course. Do not be tempted by chasing the "hot" class, styles or stocks. Proper diversification can help level out the ups and downs in your portfolio.

     The management of The Penn Street Funds takes seriously the trust you have given us in managing your hard-earned money. We will continue to work diligently on your behalf and will always remain committed to delivering to you investment expertise based on integrity, honesty and the highest ethical standards. We thank you for the opportunity you have given us to serve your trusted financial advisor.

                                               Sincerely,


                                               /s/Michael Mara
                                               Michael Mara
                                               President

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------
                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
COMMON STOCK--50.22%
     Aerospace & Defense--0.78%
         Lockheed Martin Corp.                         200        $      9,540
                                                                  ------------
     Banks--0.66%
         Bank of America Corp.                         100               8,049
         Dime Bancorp, Inc.+                           300                  45
                                                                  ------------
                                                                         8,094
                                                                  ------------
     Chemicals--0.60%
         Praxair, Inc.                                 200               7,310
                                                                  ------------
     Computer Software & Services--0.92%
         Oracle Corp.*                               1,000              11,220
                                                                  ------------
     Computers--3.26%
         Hewlett-Packard Co.                           400               7,880
         International Business Machines Corp.         200              17,634
         Unisys Corp.*                               1,100              14,333
                                                                  ------------
                                                                        39,847
                                                                  ------------
     Containers --1.12%
         Smurfit-Stone Container Corp.                 800              13,752
                                                                  ------------
     Cosmetics & Toiletries--0.53%
         Kimberly-Clark Corp.                          100               6,545
                                                                  ------------
     Diversified Manufacturing--3.78%
         General Electric Co.                          500              14,975
         Honeywell International, Inc.                 400              13,832
         Ingersoll-Rand Co.                            100               6,455
         Tyco International Ltd.                       400              10,980
                                                                  ------------
                                                                        46,242
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                                        Market
                                                    Shares               Value
                                               -----------        ------------

     Electronics & Electrical Components--1.48%
         Emerson Electric Co.                          300        $     18,066
                                                                  ------------
     Financial Services--2.46%
         Citigroup, Inc.                               400              19,236
         Merrill Lynch & Co., Inc.                     200              10,846
                                                                  ------------
                                                                        30,082
                                                                  ------------
     Food & Beverages--1.27%
         H.J. Heinz Co.                                150               5,728
         Kraft Foods, Inc.                             300               9,873
                                                                  ------------
                                                                        15,601
                                                                  ------------
     Forest Products & Paper--3.38%
         Boise Cascade Corp.                           500              16,865
         Bowater, Inc.                                 200               8,390
         International Paper Co.                       400              16,128
                                                                  ------------
                                                                        41,383
                                                                  ------------
     Healthcare / Products--0.41%
         Medtronic, Inc.                               100               5,046
                                                                  ------------
     Insurance--4.77%
         American International Group, Inc.            300              21,495
         PartnerRe Ltd.                                100               5,730
         St. Paul Travelers Cos., Inc.                 310              12,608
         The Allstate Corp.                            200               9,180
         UnumProvident Corp.                           600               9,330
                                                                  ------------
                                                                        58,343
                                                                  ------------
     Media--2.62%
         Comcast Corp. Class A*                        300               9,030
         Dow Jones & Company, Inc.                     300              13,827
         Walt Disney Co.                               400               9,212
                                                                  ------------
                                                                        32,069
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
     Medical Products--2.30%
         Bristol-Myers Squibb Co.                      500        $     12,550
         Johnson & Johnson                             200              10,806
         Medimmune, Inc.*                              200               4,848
                                                                  ------------
                                                                        28,204
                                                                  ------------
     Metal Fabricate & Hardware--0.75%
         Alcoa Inc.                                    300               9,225
                                                                  ------------
     Oil & Gas--5.47%
         Anadarko Petroleum Corp.                      100               5,358
         BP Plc--ADR--Britain                          200              10,580
         Diamond Offshore Drilling, Inc.               300               6,768
         Marathon Oil Corp.                            300              10,068
         Occidental Petroleum Corp.                    200               9,440
         Transocean, Inc.                              500              13,885
         Unocal Corp.                                  300              10,812
                                                                  ------------
                                                                        66,911
                                                                  ------------
     Pharmaceuticals--3.53%
         Abbott Laboratories                           300              13,206
         Merck & Co., Inc.                             100               4,700
         Pfizer, Inc.                                  520              18,595
         Schering-Plough Corp.                         400               6,692
                                                                  ------------
                                                                        43,193
                                                                  ------------
     Semiconductors--3.79%
         Analog Devices, Inc.                          300              12,780
         Intel Corp.                                   200               5,146
         Micron Technology, Inc.*                      600               8,172
         Teradyne, Inc.*                               500              10,190
         Texas Instruments, Inc.                       400              10,040
                                                                  ------------
                                                                        46,328
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
     Telecommunications--5.95%
         ALLTEL Corp.                                  300        $     15,102
         Cisco Systems, Inc.*                          700              14,609
         Motorola, Inc.                                800              14,600
         Nokia OYJ                                     700               9,807
         SBC Communications, Inc.                      300               7,470
         Verizon Communications, Inc.                  300              11,322
                                                                  ------------
                                                                        72,910
                                                                  ------------
     Transportation Services--0.39%
         Norfolk Southern Corp.                        200               4,764
                                                                  ------------
         Total Common Stocks (Cost $585,122)                           614,675
                                                                  ------------

                                                 Principle
                                                    Amount
                                               -----------
CORPORATE BONDS--23.57%
     Aerospace & Defense--0.49%
         Lockheed Martin Corp., 8.20%
           due 12/01/2009                            5,000               5,939
                                                                  ------------
     Banks--2.17%
         Bank of America Corp., 6.25%
           due 04/15/2012                            5,000               5,437
         Bank One Corp., 6.50%
           due 02/01/2006                            5,000               5,338
         Bayerische Landesbank/New York, 2.60%
           due 10/16/2006                            5,000               5,019
         Corp Andina de Fomento CAF, 6.875%
           due 03/15/2012                            5,000               5,494
         Wells Fargo & Co., 5.125%
           due 02/15/2007                            5,000               5,263
                                                                  ------------
                                                                        26,551
                                                                  ------------
     Chemicals--0.40%
         EI Du Pont de Nemours & Co., 4.875%
           due 04/30/2014                            5,000               4,917
                                                                  ------------
     Computers--1.37%
         Hewlett-Packard Co., 3.625%
           due 03/15/2008                            5,000               4,984
         Hewlett-Packard Co., 5.75%
           due 12/15/2006                            5,000               5,333
         International Business Machines
           Corp., 8.375% due 11/01/2019              5,000               6,398
                                                                  ------------
                                                                        16,715
                                                                  ------------
     Diversified Manufacturing--0.43%
         Tyco International Group SA, 6.375%
           due 02/15/2006                            5,000               5,268
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                 Principle              Market
                                                    Amount               Value
                                               -----------        ------------
     Financial Services--8.41%
         AIG SunAmerica Global Financing VI,
           6.30% due 05/10/2011                      5,000        $      5,404
         Boeing Capital Corp.,
           6.35% due 11/15/2007                      5,000               5,388
         Capital One Bank,
           6.875% due 02/01/2006                     3,000               3,198
         Citigroup, Inc.,
           7.25% due 10/01/2010                      5,000               5,711
         Core Investment Grade Bond Trust I,
           4.727% due 11/30/2007                    10,000              10,299
         Countrywide Home Loans, Inc.,
           3.25% due 05/21/2008                      5,000               4,854
         Ford Motor Credit Co.
           5.625% due 10/01/2008                     5,000               5,098
         General Electric Capital Corp.,
           5.875% due 02/15/2012                    15,000              15,920
         General Motors Acceptance Corp.,
           6.125% due 09/15/2006                     5,000               5,277
         General Motors Acceptance Corp.,
           6.85% due 06/17/2004                      5,000               5,034
         Household Finance Corp.,
           6.75% due 05/15/2011                      5,000               5,536
         International Lease Finance Corp.,
           5.625% due 6/01/2007                      5,000               5,320
         JP Morgan Chase & Co.,
           4.00% due 02/01/2008                      2,000               2,017
         Lehman Brothers Holdings, Inc.,
           8.25% due 06/15/2007                      5,000               5,703
         Merrill Lynch & Co., Inc.,
           4.75% due 11/20/2009                      5,000               5,104
         Morgan Stanley,
           6.60% due 04/01/2012                      3,000               3,302
         National Rural Utilities Coop Fin,
           4.375% due 10/01/2010                     5,000               4,943
         SLM Corp.,
           5.00% due 10/01/2013                      5,000               4,892
                                                                  ------------
                                                                       103,000
                                                                  ------------
     Food & Beverages--0.44%
         Kraft Foods, Inc.,
           6.25% due 06/01/2012                     5,000               5,356
                                                                  ------------
     Forest Products & Paper--0.61%
         Abitibi-Consolidated, Inc.,
           6.95% due 12/15/2006                     2,000               2,074
         Georgia-Pacific Corp.,
           7.50% due 05/15/2006                     5,000               5,338
                                                                  ------------
                                                                         7,412
                                                                  ------------
     Healthcare--Services--0.87%
         HCA, Inc., 7.125% due 06/01/2006           10,000              10,633
                                                                  ------------
     Media--1.79%
         Comcast Cable Communications,
           6.75% due 01/30/2011                      5,000               5,479
         Liberty Media Corp., 7.75%
           due 0 7/15/2009                           5,000               5,650
         Time Warner, Inc.,
           6.75% due 04/15/2011                      5,000               5,440
         Walt Disney Co.,
           6.375% due 03/1/2012                      5,000               5,414
                                                                  ------------
                                                                        21,983
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                 Principle              Market
                                                    Amount               Value
                                               -----------        ------------
     Oil & Gas--1.29%
         Conoco Funding Co.,
           5.45% due 10/15/2006                     10,000        $     10,636
         Pemex Project Funding Master Trust,
           6.125% due 8/15/2008                      5,000               5,200
                                                                  ------------
                                                                        15,836
                                                                  ------------
     Savings & Loans--0.85%
         Sovereign Bancorp, Inc.,
           10.50% due 11/15/2006                     5,000               5,832
         Washington Mutual, Inc.,
           4.625% due 04/01/2014                     5,000               4,626
                                                                  ------------
                                                                        10,458
                                                                  ------------
     Telecommunications--2.29%
         AT&T Wireless Services, Inc.,
           7.875% due 03/01/2011                     2,000               2,304
         Deutsche Telekom International Finance BV,
           8.50% due 06/15/2010                      3,000               3,545
         Sprint Capital Corp.,
           7.125% due 01/30/2006                     6,000               6,436
         Verizon Global Funding Corp.,
           7.375% due 09/01/2012                     5,000               5,719
         Verizon Wireless Capital LLC,
           1.19% due 05/23/2005                     10,000               9,991
                                                                  ------------
                                                                        27,995
                                                                  ------------
     Utilities--2.16%
         American Electric Power Co., Inc.,
           5.375% due 03/15/2010                     5,000               5,170
         Duke Energy Corp.,
           5.30% due 10/01/2015                      5,000               4,924
         FirstEnergy Corp.,
           5.50% due 11/15/2006                      5,000               5,217
         FPL Group Capital, Inc.,
           7.625% due 09/15/2006                     5,000               5,516
         SCANA Corp.,
           6.875% due 05/15/2011                     5,000               5,581
                                                                  ------------
                                                                        26,408
                                                                  ------------
              Total Corporate Bonds (Cost $288,343)                    288,471
                                                                  ------------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS--11.10%

     United States Treasury Notes--8.20%
         1.25% due 5/31/2005                        25,000              24,893
         2.125% due 10/31/2004                      45,000              45,202
         3.875% due 02/15/2013                      20,000              19,236
         5.75% due 08/15/2010                       10,000              10,992
                                                                  ------------
                                                                       100,323
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

McGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                 Principle              Market
                                                    Amount               Value
     Federal Home Loan Mortgage Corp.--2.47%
         2.50% due 12/15/2005                       10,000        $     10,053
         2.875% due 09/15/2005                      15,000              15,176
         4.00% due 06/01/2009                        5,000               5,025
                                                                  ------------
                                                                        30,254
                                                                  ------------
     Federal National Mortgage Association--0.43%
          4.75% due 1/2/2007                         5,000               5,210
                                                                  ------------
     Total U.S. Government & Government Agency Obligations
         (Cost $137,036)                                               135,787
                                                                  ------------
SHORT-TERM INVESTMENTS--14.95%
     Money Market Fund--14.95%
         Millenium Bank Money Market               183,007             183,007
                                                                  ------------
     Total Short-Term Investments (Cost $183,007)                      183,007
                                                                  ------------
Total Value of Investments (Cost $1,193,508)--99.84%                 1,221,940
                                                                  ------------
Other Assets Less Liabilities, Net--0.16%                                1,945
                                                                  ------------
Total Net Assets--100%                                            $  1,223,885
                                                                  ============

----------------
+Warrants: Non-income producing security
*Non-income producing security
ADR American Depository Receipt




    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
COMMON STOCK--95.66%
     Apparel--3.38%
         Coach, Inc. *                               2,200        $     93,720
         Nike, Inc.                                  1,400             100,730
                                                                  ------------
                                                                        194,450
                                                                  ------------
     Auto Manufacturers--0.99%
         General Motors Corp.                        1,200              56,904
                                                                  ------------
     Auto Parts & Equipment--2.71%
         BorgWarner, Inc.                              500              40,970
         Lear Corp.                                  1,900             115,178
                                                                  ------------
                                                                       156,148
                                                                  ------------
     Banks--2.65%
         Commerce Bancorp, Inc.                      1,500              85,515
         New York Community Bancorp, Inc.            2,666              66,837
                                                                  ------------
                                                                       152,352
                                                                  ------------
     Home Builders--3.54%
         D.R. Horton, Inc.                           3,725             107,280
         KB Home                                     1,400              96,502
                                                                  ------------
                                                                       203,782
                                                                  ------------
     Computer Software & Services--1.32%
         Storage Technology Corp.*                   2,900              76,183
                                                                  ------------
     Consumer Products--1.85%
         Fortune Brands, Inc.                        1,400             106,750
                                                                  ------------
     Containers--1.83%
         Ball Corp.                                  1,600             105,600
                                                                  ------------
     Cosmetics & Toiletries--3.68%
         Alberto-Culver Co.                          2,250             106,110
         Procter & Gamble Co.                        1,000             105,750
                                                                  ------------
                                                                       211,860
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
     Diversified Manufacturing--3.55%
         Eaton Corp.                                 1,700        $    100,946
         Illinois Tool Works, Inc.                   1,200             103,452
                                                                  ------------
                                                                       204,398
                                                                  ------------
     Electronics & Electrical Components--1.41%
         Agilent Technologies, Inc.*                 3,000              81,030
                                                                  ------------
     Financial Services--11.00%
         Ambac Financial Group, Inc.                 1,300              89,700
         Bear Stearns Cos., Inc.                     1,400             112,196
         Capital One Financial Corp.                 1,600             104,848
         Doral Financial Corp.                       3,050             100,010
         E*Trade Financial Corp.*                    7,200              81,792
         Fannie Mae                                    500              34,360
         Legg Mason, Inc.                            1,200             110,472
                                                                  ------------
                                                                       633,378
                                                                  ------------
     Healthcare--Services--6.62%
         Coventry Health Care, Inc.*                 3,000             125,520
         Davita, Inc.*                               2,600             132,860
         UnitedHealth Group, Inc.                    2,000             122,960
                                                                  ------------
                                                                       381,340
                                                                  ------------
     Insurance--6.55%
         AFLAC, Inc.                                 2,500             105,575
         Jefferson-Pilot Corp.                       2,300             114,057
         Progressive Corp.                             600              52,512
         RenaissanceRe Holdings Ltd.                 2,000             105,380
                                                                  ------------
                                                                       377,524
                                                                  ------------
     Internet Software & Services--2.74%
         Symantec Corp.*                             3,500             157,675
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------
                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
     Machinery--1.77%
         Deere & Co.                                 1,500        $    102,060
                                                                  ------------
     Metal Fabricate & Hardware--1.77%
         Phelp's Dodge Corp.                         1,550             102,036
                                                                  ------------
     Oil & Gas--11.30%
         Chevron Texaco Corp.                        1,900             173,850
         ConocoPhillips                              2,300             163,990
         Exxon/Mobil Corp.                           3,700             157,435
         Occidental Petroleum Corp.                  3,300             155,760
                                                                  ------------
                                                                       651,035
                                                                  ------------
     Forest Products & Paper--4.34%
         Georgia-Pacific Corp                        3,700             129,870
         Louisiana-Pacific Corp.                     5,100             120,309
                                                                  ------------
                                                                       250,179
                                                                  ------------
     Pharmaceuticals--1.80%
         Omnicare, Inc.                              2,500             103,700
                                                                  ------------
     Retail--9.14%
         CEC Entertainment, Inc.*                    1,500              51,255
         Federated Department Stores, Inc.           2,350             115,150
         Foot Locker, Inc.                           3,400              81,600
         Nordstrom, Inc.                             2,800              99,764
         Supervalu, Inc.                             3,400             104,686
         Urban Outfitters, Inc.*                     1,600              73,872
                                                                  ------------
                                                                       526,327
                                                                  ------------
     Semiconductors--1.77%
         National Semiconductor Corp.*               2,500             101,975
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
     Telecommunications--4.77%
         Nextel Communications, Inc.*                3,500        $     83,510
         Plantronics, Inc.*                          2,400              91,080
         QUALCOMM, Inc.                              1,600              99,936
                                                                  ------------
                                                                       274,526
                                                                  ------------
     Transportation Services--2.20%
         J.B. Hunt Transport Services, Inc.          4,000             126,640
                                                                  ------------
     Utilities--2.98%
         CenterPoint Energy, Inc.                    7,900              85,241
         Edison International, Inc.                  3,700              86,580
                                                                  ------------
                                                                       171,821
                                                                  ------------
           Total Common Stock (Cost $4,811,656)                      5,509,673
                                                                  ------------
SHORT-TERM INVESTMENTS--2.70%
     Money Market Fund--2.70%
         Millenium Bank Money Market               155,616             155,616
                                                                  ------------
           Total Short-Term Investments (Cost $155,616)                155,616
                                                                  ------------
Total Value of Investments (Cost $4,967,272)--98.36%                 5,665,289
                                                                  ------------
Other Assets Less Liabilities, Net--1.64%                               94,523
                                                                  ------------
Total Net Assets--100%                                            $  5,759,812
                                                                  ============

-------------------
*Non-income producing security

    The accompanying notes are an integral part of the financial statements.

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
COMMON STOCK--97.98%
     Apparel--2.09%
         Coach, Inc.*                                  975        $     41,535
     Banks--6.67%
         Commerce Bancorp, Inc.                        800              45,608
         Fifth Third Bancorp                           600              32,196
         Wells Fargo & Co.                             975              55,049
                                                                  ------------
                                                                       132,853
                                                                  ------------
     Biotechnology--2.12%
         Amgen, Inc.*                                  750              42,202
                                                                  ------------
     Chemicals--1.93%
         Praxair, Inc.                               1,050              38,377
                                                                  ------------
     Computer Software & Services--2.24%
         Affiliated Computer Services, Inc.*           650              31,525
         Microsoft Corp.                               500              12,985
                                                                  ------------
                                                                        44,510
                                                                  ------------
     Computers--5.07%
         Dell Computer Corp.*                        1,000              34,710
         Electronic Arts, Inc.*                        700              35,434
         International Business Machines Corp.         350              30,860
                                                                  ------------
                                                                       101,004
                                                                  ------------
     Cosmetics & Toiletries--2.39%
         Procter & Gamble Co.                          450              47,587
                                                                  ------------
     Diversified Manufacturing--2.39%
         3M Co.                                        550              47,564
                                                                  ------------
     Educational Services--2.40%
         Apollo Group, Inc.*                           525              47,712
                                                                  ------------
     Electronics & Electrical Components--3.91%
         Dominion Resources, Inc.                      650              41,477
         Jabil Circuit, Inc.*                        1,375              36,286
                                                                  ------------
                                                                        77,763
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
     Engineering & Construction--2.30%
         Jacobs Engineering Group, Inc.*             1,100        $     45,881
                                                                  ------------
     Financial Services--9.48%
         Citigroup, Inc.                             1,075              51,696
         Fannie Mae                                    650              44,668
         MBNA Corp.                                  1,900              46,322
         Merrill Lynch & Co., Inc.                     850              46,096
                                                                  ------------
                                                                       188,782
                                                                  ------------
     Food & Beverages--8.79%
         Constellation Brands, Inc.*                 1,425              47,210
         Starbucks Corp.*                              925              35,946
         Sysco Corp.                                 1,250              47,813
         Whole Foods Market, Inc.                      550              43,995
                                                                  ------------
                                                                       174,964
                                                                  ------------
     Healthcare--Product--5.25%
         Varian Medical Systems, Inc.*                 600              51,504
         WellPoint Health Networks, Inc.*              475              53,053
                                                                  ------------
                                                                       104,557
                                                                  ------------
     Insurance--3.15%
         American International Group, Inc.            875              62,694
                                                                  ------------
     Internet Software & Services--2.15%
         Symantec Corp.*                               950              42,797
                                                                  ------------
     Multimedia--1.78%
         Comcast Corp. Class A*                      1,175              35,367
                                                                  ------------
     Oil & Gas--4.82%
         Apache Corp.                                1,275              53,384
         Exxon/Mobil Corp.                           1,000              42,550
                                                                  ------------
                                                                        95,934
                                                                  ------------
     Pharmaceuticals--6.53%
         Forest Laboratories, Inc.*                    600              38,688
         Pfizer, Inc.                                1,350              48,276
         Teva Pharmaceutical Industries                700              43,092
                                                                  ------------
                                                                       130,056
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
     Retail--5.43%
         Barnes & Noble, Inc.*                         950        $     28,377
         Target Corp.                                  975              42,286
         Williams-Sonoma, Inc.*                      1,150              37,352
                                                                  ------------
                                                                       108,015
                                                                  ------------
     Semiconductors--8.38%
         Analog Devices, Inc.                          750              31,950
         Intel Corp.                                   925              23,800
         KLA-Tencor Corp.*                             550              22,918
         L-3 Communications Holdings, Inc.             900              55,566
         Texas Instruments, Inc.                     1,300              32,630
                                                                  ------------
                                                                       166,864
                                                                  ------------
     Telecommunications--6.90%
         Cisco Systems, Inc.*                        1,025              21,392
         Telefonos de Mexico SA de CV ADR--Mexico    1,600              54,624
         Vodafone Group Plc ADR--Britain             2,500              61,350
                                                                  ------------
                                                                       137,366
                                                                  ------------
     Transportation Services--1.81%
         FedEx Corp.                                   500              35,955
                                                                  ------------
     Total Common Stocks (Cost $1,649,781)                           1,950,339
                                                                  ------------
SHORT-TERM INVESTMENTS-- 2.90%
     Money Market Fund--2.90%
         Millenium Bank Money Market                57,830              57,830
                                                                  ------------
           Total Short-Term Investments (Cost $57,830)                  57,830
                                                                  ------------
       Total Value of Investments (Cost $1,707,611)--100.88%         2,008,169
                                                                  ------------
        Liabilities in Excess of Other Assets, Net--(0.88)%            (17,447)
                                                                  ------------
Total Net Assets--100%                                            $  1,990,722
                                                                  ============



--------------
*Non-income producing security

    The accompanying notes are an integral part of the financial statements.

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                 Principle              Market
                                                    Amount               Value
                                               -----------        ------------
MUNICIPAL BONDS--65.46%
     Arizona--4.06%
         Arizona Educational Loan Marketing Corp.,
           VRN due 12/01/2037                      100,000        $    100,000
                                                                  ------------
     Florida--4.56%
         Broward County, 8.01% due 09/01/2017      100,000             112,076
                                                                  ------------
     Illinois--4.06%
         Illinois Student Assistance Commission,
           VRN due 09/01/2036                      100,000             100,000
                                                                  ------------
     Missouri--4.06%
         Missouri Higher Education Loan Authority,
           VRN due 09/01/2043                      100,000             100,000
                                                                  ------------
     New York--4.08%
         New York State Urban Development Corp.,
           2.08% due 12/15/2004                    100,000             100,345
                                                                  ------------
     Ohio--4.06%
         Knowledge Works Foundation,
           VRN due 11/01/2035                      100,000             100,000
     Pennsylvania--25.96%
         City of Allentown,
           3.41% due 10/01/2009                    100,000              96,871
         City of Wilkes-Barre,
           6.60% due 03/01/2014                    100,000             108,129
         Delaware River Port Authority,
           7.46% due 01/01/2011                    110,000             127,578
         Pennsylvania Higher Education Assistance
           Agency, VRN due 10/01/2042              100,000             100,000
         Philadelphia Authority For Industrial
           Development, 6.35% due 04/15/2028       100,000             105,993
         Philadelphia Authority For Industrial
           Development, VRN due 07/01/2010         100,000             100,000
                                                                  ------------
                                                                       638,571
                                                                  ------------
     Texas--9.76%
         State of Texas, 7.25% due 12/01/2027      100,000             108,528
         Texas Technical University Revenues,
           5.00% due 08/15/2006                    125,000             131,560
                                                                  ------------
                                                                       240,088
                                                                  ------------
     Virginia--4.86%
         Virginia Housing Development Authority,
           6.02% due 01/01/2028                    125,000             119,481
                                                                  ------------
     Total Municipal Bonds (Cost $1,627,328)                         1,610,561
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

CUMBERLAND TAXABLE INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------

                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
PREFERRED STOCK--18.46%
     Municipal Preferred
         County of San Diego,
           6.125% due 08/15/2032                    10,000        $    254,200
         Philadelphia Authority For Industrial
           Development, 6.55% due 10/15/2028         8,000             199,840
                                                                  ------------
     Total Preferred Stock (Cost $438,685)                             454,040
                                                                  ------------

                                                 Principle
                                                    Amount
                                               -----------

U.S. GOVERNMENT & GOVERNMENT AGENCY  OBLIGATIONS--15.00%  United States Treasury
     Notes--8.14%
         United States Treasury Inflation Indexed Bonds,
           2.00% due 01/15/2014                    201,710             200,276
                                                                  ------------
     Federal Home Loan Mortgage Corp.--6.86%
         4.25% due 03/15/2031                       96,379              95,680
         4.50% due 02/15/2020                       72,601              73,168
                                                                  ------------
                                                                       168,848
                                                                  ------------
     Total U.S. Government & Government Agency Obligations
        (Cost $369,962)                                                369,124
                                                                  ------------


                                                    Shares
                                               -----------
SHORT-TERM INVESTMENTS
     Money Market Fund--8.79%
         Millenium Bank Money Market               216,234             216,234
                                                                  ------------
     Total Short-Term Investments (Cost $216,234)                      216,234
                                                                  ------------
Total Value of Investments (Cost $2,652,209)--107.71%                2,649,959
                                                                  ------------
Liabilities in Excess of Other Assets, Net--(7.71)%                   (189,644)
                                                                  ------------
Total Net Assets--100%                                               2,460,315
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

BERKSHIRE SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------
                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
COMMON STOCK--94.62%
     Aerospace & Defense--1.79%
         Lockheed Martin Corp.                         100               4,770
         The Boeing Co.                                100               4,269
         United Technologies Corp.                     100               8,626
                                                                  ------------
                                                                        17,665
                                                                  ------------
     Auto Manufacturers--4.32%
         General Motors Corp.                          900              42,678
                                                                  ------------
     Banks--7.02%
         Bank of America Corp.                         200              16,098
         JP Morgan Chase & Co.                       1,100              41,360
         Keycorp                                       400              11,880
                                                                  ------------
                                                                        69,338
                                                                  ------------
     Building Materials--1.70%
         Masco Corp.                                   600              16,806
                                                                  ------------
     Chemicals--3.04%
         E.I. du Pont de Nemours & Co.                 700              30,065
                                                                  ------------
                Computer Software & Services--1.58%
         Microsoft Corp.                               600              15,582
                                                                  ------------
     Computers--1.69%
         Hewlett-Packard Co.                           400               7,880
         International Business Machines Corp.         100               8,817
                                                                  ------------
                                                                        16,697
                                                                  ------------
     Consumer Products--4.69%
         Altria Group, Inc.                            700              38,766
         Fortune Brands, Inc.                          100               7,625
                                                                  ------------
                                                                        46,391
                                                                  ------------
     Cosmetics & Toiletries--1.07%
         Procter & Gamble Co.                          100              10,575
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------
                                                                        Market
                                                    Shares               Value
                                               -----------        ------------
     Diversified Manufacturing--9.35%
         3M Co.                                        200        $     17,296
         General Electric Co.                        1,700              50,915
         Honeywell International, Inc.                 700              24,206
                                                                  ------------
                                                                        92,417
                                                                  ------------
     Electronics & Electrical Components--1.83%
         Emerson Electric Co.                          300              18,066
                                                                  ------------
     Entertainment & Leisure--0.93%
         Walt Disney Co.                               400               9,212
                                                                  ------------
     Financial Services--5.37%
         American Express Co.                          200               9,790
         Citigroup, Inc.                               900              43,281
                                                                  ------------
                                                                        53,071
                                                                  ------------
     Food & Beverages--7.89%
         Anheuser-Busch Companies, Inc.                300              15,372
         ConAgra Foods, Inc.                           500              14,445
         H.J. Heinz Co.                                500              19,095
         Kraft Foods Inc.                              200               6,582
         Pepsico, Inc.                                 100               5,449
         Sara Lee Corp.                                300               6,924
         The Coca-Cola Co.                             200              10,114
                                                                  ------------
                                                                        77,981
                                                                  ------------
      Insurance--5.17%
         American International Group, Inc.            150              10,748
         Berkshire Hathaway Inc.*                       10              31,190
         The Allstate Corp.                            200               9,180
                                                                  ------------
                                                                        51,118
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------
                                                                        Market
                                                    Shares               Value
                                               -----------        ------------

     Machinery--1.57%
         Caterpillar, Inc.                             200        $     15,546
                                                                  ------------
     Medical Products--5.99%
         Bristol-Myers Squibb Co.                      400              10,040
         Eli Lilly & Co.                               300              22,143
         Johnson & Johnson                             500              27,015
                                                                  ------------
                                                                        59,198
                                                                  ------------
     Oil & Gas--7.10%
         Burlington Resources, Inc.                    200              13,454
         Exxon/Mobil Corp.                           1,000              42,550
         Occidental Petroleum Corp.                    300              14,160
                                                                  ------------
                                                                        70,164
                                                                  ------------
     Pharmaceuticals--6.86%
         Abbott Laboratories                           300              13,206
         Medco Health Solutions, Inc.*                  24                 850
         Merck & Co., Inc.                             700              32,900
         Pfizer, Inc.                                  300              10,728
         Schering-Plough Corp.                         600              10,038
                                                                  ------------
                                                                        67,722
                                                                  ------------
     Retail--4.06%
         Home Depot, Inc.                              500              17,595
         McDonald's Corp.                              200               5,446
         Wal-Mart Stores, Inc.                         300              17,100
                                                                  ------------
                                                                        40,141
                                                                  ------------
     Savings & Loans--2.39%
         Washington Mutual, Inc.                       600              23,634
                                                                  ------------
     Semiconductors--1.04%
         Intel Corp.                                   400              10,292
                                                                  ------------
     Telecommunications--7.30%
         AT&T Corp.                                  1,000              17,150
         Verizon Communications, Inc.                  400              15,096
         SBC Communications, Inc.                    1,600              39,839
                                                                  ------------
                                                                        72,085
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)                          The Penn Street Fund, Inc.
------------------------------------------------------------------------------
                                                                        Market
                                                    Shares               Value
                                               -----------        ------------

     Utilities--0.87%
         PPL Corp.                                     200        $      8,570
                                                                  ------------
     Total Common Stocks (Cost $880,490)                               935,014
                                                                  ------------
SHORT-TERM INVESTMENTS--4.76%
     Money Market Fund--4.76%
         Millenium Bank Money Market                46,975              46,975
                                                                  ------------
           Total Short-Term Investments (Cost $46,975)                  46,975
                                                                  ------------
Total Value of Investments (Cost $927,465)--99.38%                     981,989
                                                                  ------------
Other Assets Less Liabilities, Net--0.62%                                6,153
                                                                  ------------
Total Net Assets--100%                                                 988,142
                                                                  ============



----------------
* Non-income producing security

    The accompanying notes are an integral part of the financial statements.


THE PENN STREET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                                     Berkshire
                                                       Penn Street        Baldwin     Cumberland      Advisors
                                             McGlinn        Sector      Large-Cap        Taxable        Select
                                            Balanced    Rotational         Growth         Income        Equity
                                           Portfolio     Portfolio      Portfolio      Portfolio     Portfolio
                                        ------------    ----------    -----------    -----------   -----------
Assets:
   Investments in securities, at value  $  1,221,940    $5,665,289    $ 2,008,169    $ 2,649,959   $   981,989
   Receivables:
      Interest and Dividends                   6,106         2,183          1,117         16,114         1,929
      Investments Sold                         2,847       100,000             --             --         4,970
        Capital Shares Purchased                  --            --             --             --           242
      Prepaid Expenses                           640         3,631          2,782          2,786           592
      Due from Advisor                           492            --             11             --           450
                                        ------------    ----------    -----------    -----------   -----------
   Total Assets                            1,232,025     5,771,103      2,012,079      2,668,859       990,172
                                        ------------    ----------    -----------    -----------   -----------
Liabilities:
   Payable for Securities Purchased            5,037            --         17,489        201,270            --
   Payable for Capital Shares Redeemed            --            --             --             --            --
   Accrued Advisory Fees                          --         1,737             --            937            --
   Accrued CMFS Fees                             409         1,916            672            815           327
   Accrued Distribution Fees Class A             255         1,196            420            511           204
   Accrued Distribution Fees Class C               1            --              1              1             1
   Accrued Trustee                                12            80             23             13             8
   Accrued Expenses                            2,426         6,362          2,752          4,997         1,490
                                        ------------    ----------    -----------    -----------   -----------
   Total Liabilities                           8,140        11,291         21,357        208,544         2,030
                                        ------------    ----------    -----------    -----------   -----------
Net Assets:                             $  1,223,885    $5,759,812    $ 1,990,722    $ 2,460,315   $   988,142
                                        ============    ==========    ===========    ===========   ===========

Net assets consist of:
   Paid-in capital                      $  1,954,886    $4,992,582    $ 2,009,033    $ 2,453,759   $   911,321
   Undistributed net investment
      income/(loss)                            1,094       (13,149)        (7,795)           681         1,999
   Accumulated net realized
      gain/(loss) on investments            (760,527)       82,362       (311,074)         8,125        20,298
   Unrealized appreciation/
      (depreciation) of investments           28,432       698,017        300,558         (2,250)       54,524
                                        ------------    ----------    -----------    -----------   -----------
                                        $  1,223,885    $5,759,812    $ 1,990,722    $ 2,460,315   $   988,142
                                        ============    ==========    ===========    ===========   ===========
   Investments, at Cost                 $  1,193,508    $4,967,272    $ 1,707,611    $ 2,652,209   $   927,465


                   The accompanying notes are an integral part of the financial statements.


THE PENN STREET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                                     Berkshire
                                                       Penn Street        Baldwin     Cumberland      Advisors
                                             McGlinn        Sector      Large-Cap        Taxable        Select
                                            Balanced    Rotational         Growth         Income        Equity
                                           Portfolio     Portfolio      Portfolio      Portfolio     Portfolio
                                        ------------    ----------    -----------    -----------   -----------
Class A shares:
   Net Assets                           $  1,222,925    $5,759,716    $ 1,989,748    $ 2,459,328   $   987,176
                                        ------------    ----------    -----------    -----------   -----------
   Shares of Beneficial Interest              90,348       410,228        202,980        189,995        89,270
                                        ------------    ----------    -----------    -----------   -----------
   Net Asset Value per share                   13.54         14.04           9.80          12.94         11.06
                                        ============    ==========    ===========    ===========   ===========
   Offering Price per share             $      14.33    $    14.86    $     10.37    $     13.51   $     11.70
                                        ============    ==========    ===========    ===========   ===========
Class C shares:
   Net Assets                           $        960    $       96    $       974    $       987   $       966
                                        ------------    ----------    -----------    -----------   -----------
   Shares of Beneficial Interest                  71             7             99             76            87
                                        ------------    ----------    -----------    -----------   -----------
   Net Asset Value, offering and
        redemption(1) price per share   $      13.52    $    14.07    $      9.79    $     12.94   $     11.05
                                        ============    ==========    ===========    ===========   ===========


---------------
(1)  Redemption price per share may be reduced for any applicable contingent deferred sales charge.


                   The accompanying notes are an integral part of the financial statements.



THE PENN STREET FUND, INC.
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                                     Berkshire
                                                       Penn Street        Baldwin     Cumberland      Advisors
                                             McGlinn        Sector      Large-Cap        Taxable        Select
                                            Balanced    Rotational         Growth         Income        Equity
                                           Portfolio     Portfolio      Portfolio      Portfolio     Portfolio
                                        ------------    ----------    -----------    -----------   -----------
Investment Income:
   Interest                             $      6,613    $      223    $       168    $    30,482   $        92
   Dividends                                   5,817        31,500          9,291         7,703         11,820
                                        ------------    ----------    -----------    -----------   -----------
      Total Income                            12,430        31,723          9,459         38,185        11,912
                                        ------------    ----------    -----------    -----------   -----------
Expenses:
   Advisory Fees                               6,045        25,571          9,833        12,506          4,643
   Distribution Fees-- Class A                 1,511         6,393          2,458         3,126          1,161
   Distribution Fees-- Class C                     2            --              2             2              2
   CMFS Fees                                   2,439        10,231          3,933         5,003          1,857
   Legal and Audit Fees                        1,284         5,415          2,088         2,661            984
   Custody Fees                                2,244         2,489          1,489         1,992          1,466
   Trustee Fees                                  287         1,213            467           594            221
   Other Operating Expenses                    3,456        12,054          5,476         6,861          2,403
                                        ------------    ----------    -----------    -----------   -----------
      Total expenses before
         reimbursements                       17,268        63,366         25,746        32,745         12,737
      Less: Waivers                           (6,654)      (18,494)        (8,492)      (10,800)        (3,425
                                        ------------    ----------    -----------    -----------   -----------
      Total expenses after
         reimbursements                       10,614        44,872         17,254        21,945          9,312
Net Investment Income/(Loss)                   1,816       (13,149)        (7,795)       16,240          2,600
                                        ------------    ----------    -----------    -----------   -----------
Net realized gain/(loss) from:
   Investment securities                      36,391       446,146        (15,540)       18,292         20,916
Net change in unrealized
  appreciation/(depreciation) from:
   Investment securities                      11,277      (113,635)       136,744       (42,519)        24,335
Net realized and unrealized
  gain (loss) from investments                47,668       332,511        121,204       (24,227)        45,251
                                        ------------    ----------    -----------    -----------   -----------
Net Increase/(Decrease) in Net
   Assets Resulting from Operations       $   49,484    $  319,362     $  113,409     $  (7,987)     $  47,851
                                        ============    ==========    ===========    ===========   ===========


                   The accompanying notes are an integral part of the financial statements.



THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
April 30, 2004 (Unaudited)
------------------------------------------------------------------------------------------------

                                                                           Penn Street Sector
                                        McGlinn Balanced Portfolio        Rotational Portfolio
                                        --------------------------   ---------------------------
                                             For the       For the        For the        For the
                                        Period Ended    Year Ended   Period Ended     Year Ended
                                           April 30,   October 31,      April 30,    October 31,
                                                2004          2003           2004           2003
                                        ------------   -----------   ------------    -----------
 Increase/(decrease) in net assets
   from operations:
   Net investment income/(loss)         $      1,816   $     9,898   $    (13,149)   $   (29,887)
   Net realized gain/(loss) on
      investments and foreign
       currency transactions                  36,391        21,232        446,146         16,543
   Net increase/(decrease) in
     unrealized appreciation/
      (depreciation) on
      investments                             11,277       121,643       (113,635)       848,319
                                        ------------   -----------   ------------    -----------
   Net increase/(decrease) in net
       assets resulting from
      operations                              49,484       152,773        319,362        834,975
                                        ------------   -----------   ------------    -----------
 Less dividends and distributions
   to shareholders from:
   Net investment income --
      Class A (Note 6)                        (1,723)       (8,897)            --             --
   Net investment income--
      Class C (Note 6)                            --            --             --             --
   Net realized capital gain--
      Class A (Note 6)                            --            --             --             --
   Net realized capital gain--
      Class C (Note 6)                            --            --             --             --
                                        ------------   -----------   ------------    -----------
           Total Distributions                (1,723)       (8,897)             0              0
                                        ------------   -----------   ------------    -----------
Capital share transactions:
   Increase/(decrease) in net assets
derived from capital share transactions       43,176      (258,346)       994,578        484,205
                                        ------------   -----------   ------------    -----------
   Total increase/(decrease)
      in net assets                           90,937      (114,470)     1,313,940      1,319,180
Net Assets:
   Beginning of period                     1,132,948     1,247,418      4,445,872      3,126,692
                                        ------------   -----------   ------------    -----------
   End of period                        $  1,223,885   $ 1,132,948   $  5,759,812    $ 4,445,872
                                        ============   ===========   ============    ===========


             The accompanying notes are an integral part of the financial statements.


THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
April 30, 2004 (Unaudited)
------------------------------------------------------------------------------------------------

                                            Baldwin Large-Cap            Cumberland Taxable
                                            Growth Portfolio              Income Portfolio
                                        --------------------------   ---------------------------
                                             For the       For the        For the        For the
                                        Period Ended    Year Ended   Period Ended     Year Ended
                                           April 30,   October 31,      April 30,    October 31,
                                                2004          2003           2004           2003
                                        ------------   -----------   ------------    -----------
 Increase/(decrease) in net assets
   from operations:
   Net investment income/(loss)         $     (7,795)  $   (10,444)  $     16,240    $    32,350
    Net realized gain/(loss) on
      investments and foreign
      currency transactions                  (15,540)      (87,788)        18,292        (10,167)
    Net increase/(decrease) in
      unrealized appreciation/
      (depreciation) on
      investments                            136,744       320,281        (42,519)         3,052
                                        ------------   -----------   ------------    -----------
  Net increase/(decrease) in net
      assets resulting from
      operations                             113,409       222,049         (7,987)        25,235
                                        ------------   -----------   ------------    -----------
 Less dividends and distributions
to shareholders from:
      Net investment income --
      Class A (Note 6)                            --            --        (15,555)       (49,957)
      Net investment income--
      Class C (Note 6)                            --            --             (4)            --
    Net realized capital gain--
      Class A (Note 6)                            --            --             --       (246,512)
    Net realized capital gain--
      Class C (Note 6)                            --            --             --             --
                                        ------------   -----------   ------------    -----------
        Total Distributions                       --            --        (15,559)      (296,469)
                                        ------------   -----------   ------------    -----------
Capital share transactions:
    Increase/(decrease) in net assets
     derived from capital
       share transactions                     25,427       363,647        (34,136)      (981,006)
                                        ------------   -----------   ------------    -----------
         Total increase/(decrease)
           in net assets                     138,836       585,696        (57,682)    (1,252,240)
Net Assets:
   Beginning of period                     1,851,886     1,266,190      2,517,997      3,770,237
                                        ------------   -----------   ------------    -----------
   End of period                        $  1,990,722   $ 1,851,886   $  2,460,315    $ 2,517,997
                                        ============   ===========   ============    ===========

               The accompanying notes are an integral part of the financial statements.



THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
April 30, 2004 (Unaudited)
------------------------------------------------------------------------------------------------

                                                                     Berkshire Advisors Select
                                                                          Equity Portfolio
                                                                     ---------------------------
                                                                          For the        For the
                                                                     Period Ended   Period Ended
                                                                        April 30,    October 31,
                                                                             2004          2003*
                                                                     ------------   ------------
Increase in net assets from operations:
   Net investment income/(loss)                                      $      2,600   $       (527)
Net realized gain/(loss) on investments and foreign
      currency transactions                                                20,916          5,075
   Net increase in unrealized appreciation on investments                  24,335         30,189
                                                                     ------------   ------------
   Net increase in net assets resulting from operations                    47,851         34,737
                                                                     ------------   ------------
       Less dividends and distributions to shareholders from:
   Net investment income-- Class A (Note 6)                                  (601)            --
   Net investment income-- Class C (Note 6)                                    --             --
   Net realized capital gain-- Class A (Note 6)                            (5,166)            --
   Net realized capital gain-- Class C (Note 6)                                --             --
                                                                     ------------   ------------
      Total Distributions                                                  (5,767)            --
                                                                     ------------   ------------
Capital share transactions:
   Increase in net assets derived from capital share transactions         152,416        758,905
                                                                     ------------   ------------
      Total increase in net assets                                        194,500        793,642
Net Assets:
   Beginning of period                                                    793,642             --
                                                                     ------------   ------------
   End of period                                                     $    988,142   $    793,642
                                                                     ============   ============

----------------
*Commencement of operations on April 2, 2003.

                   The accompanying notes are an integral part of the financial statements.



THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------------------------------------

                                                                McGlinn Balanced Portfolio
                                        ----------------------------------------------------------------------
                                          Class A
                                        ------------
                                              Period          Year           Year           Year          Year
                                               Ended         Ended          Ended          Ended         Ended
                                           4/30/2004    10/31/2003     10/31/2002     10/31/2001    10/31/2000
                                        ------------    ----------    -----------    -----------   -----------
    Net Asset Value, beginning of period   $12.99         $11.44         $12.45         $13.25       $12.82
                                        ------------    ----------    -----------    -----------   -----------
     Income from Investment Operations:
   Net investment income                        0.02          0.11           0.23           0.20          0.23
  Net realized and unrealized gain/(loss)
      on investments                            0.55          1.54          (0.99)         (0.82)         0.49
                                        ------------    ----------    -----------    -----------   -----------
      Total from Investment Operations          0.57          1.65          (0.76)         (0.62)         0.72
                                        ------------    ----------    -----------    -----------   -----------
Less Distributions:
     Distributions from net investment
      income                                   (0.02)        (0.10)         (0.25)         (0.18)        (0.29)
     Distributions from realized gains            --            --             --             --            --
                                        ------------    ----------    -----------    -----------   -----------
      Total distributions                      (0.02)        (0.10)         (0.25)         (0.18)        (0.29)
                                        ------------    ----------    -----------    -----------   -----------
Net asset value, end of period             $13.54         $12.99         $11.44         $12.45        $13.25
                                        ============    ==========    ===========    ===========   ===========
Total Return                                    4.38%(1)      14.50%        (6.19%)        (4.72%)         5.66%
Ratios/Supplemental Data:
   Net assets, end of period
      (in thousands)                    $      1,224    $    1,133    $     1,247    $     1,195   $     1,454
  Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                     2.85%(2)      2.62%          2.54%          2.77%         2.31%
      after reimbursement of expenses
        by advisor                              1.75%(2)      1.75%          1.59%          1.75%         2.25%
   Ratio of net investment income/(loss)
      to average net assets:
      before reimbursement of
        expenses by advisor                   (0.80)%(2)      0.01%          0.99%          1.49%         1.66%
      after reimbursement of
        expenses by advisor                     0.30%(2)      0.88%          1.95%          2.51%         1.72%
   Portfolio Turnover Rate                        27%          116%           109%            62%          140%

---------
(1) Not annualized
(2) Annualized

                   The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
---------------------------------------------------------------------------------------------------

                                                                       McGlinn  Balanced  Portfolio
                                                                       ----------------------------
                                                                                 Class C**
                                                                             --------------
                                                                               Period Ended
                                                                                  4/30/2004
                                                                             --------------
Net Asset Value, beginning of period                                                 $14.12

Income from Investment Operations:
   Net investment loss                                                                (0.02)
           Net realized and unrealized gain/(loss) on investments                     (0.58)
                                                                             --------------
      Total from Investment Operations                                                (0.60)
                                                                             --------------
Less Distributions:
   Distributions from net investment income                                              --
   Distributions from realized gains                                                     --
                                                                             ---------------
   Total distributions                                                                   --
                                                                             --------------
Net asset value, end of period                                               $        13.52
                                                                             --------------
Total Return                                                                          (4.25)%(1)
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                                  $            1
   Ratio of expenses to average net assets:
       before reimbursement of expenses by advisor                                     3.60%(2)
       after reimbursement of expenses by advisor                                      2.50%(2)
        Ratio of net investment income/(loss) to average net assets:
       before reimbursement of expenses by advisor                                    (1.55)%(2)
       after reimbursement of expenses by advisor                                     (0.45)%(2)
Portfolio Turnover Rate                                                                  27%

-----------
** Commenced operations on March 1, 2004

(1)      Not annualized
(2)      Annualized


                   The accompanying notes are an integral part of the financial statements.



THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------

                                                                  Penn Street Sector Rotational Portfolio
                                            ----------------------------------------------------------------------
                                             Class A
                                            -----------
                                                 Period            Year          Year           Year        Period
                                                  Ended           Ended         Ended          Ended         Ended
                                              4/30/2004      10/31/2003    10/31/2002     10/31/2001    10/31/2*00
                                            -----------      ----------    ----------     ----------    ----------
    Net Asset Value, beginning of period    $     13.11      $    10.39    $    10.67     $    12.25    $    12.00
                                            -----------      ----------    ----------     ----------    ----------
     Income from Investment Operations:
   Net investment loss                            (0.04)          (0.10)        (0.09)         (0.04)        (0.01)
  Net realized and unrealized gain/(loss)
      on investments                               0.97            2.82         (0.19)         (1.54)         0.26
                                            -----------      ----------    ----------     ----------    ----------
      Total from Investment Operations             0.93            2.72         (0.28)         (1.58)         0.25
                                            -----------      ----------    ----------     ----------    ----------
Less Distributions:
     Distributions from net investment
      income                                         --              --            --             --            --
     Distributions from realized gains               --              --            --             --            --
                                            -----------      ----------    ----------     ----------    ----------
      Total distributions                            --              --            --             --            --
                                            -----------      ----------    ----------     ----------    ----------
 Net asset value, end of period             $     14.04      $    13.11    $    10.39     $    10.67    $    12.25
                                            ===========      ==========    ==========     ==========    ==========
Total Return                                       7.09%(1)       26.18%        (2.62%)       (12.90%)        2.08%(1)
Ratios/Supplemental Data
   Net assets, end of period
      (in thousands)                        $     5,760      $    4,446    $    3,127     $    2,781    $    1,695
  Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                        2.47%(2)        2.40%         2.23%          2.34%         3.59%(2)
      after reimbursement of
        expenses by advisor                        1.75%(2)        1.75%         1.75%          1.75%         1.65%(2)
   Ratio of net investment income/(loss)
      to average net assets:
      before reimbursement of
        expenses by advisor                       (1.23)%(2)      (1.54)%       (1.25)%        (0.38)%       (2.30%)(2)
      after reimbursement of
        expenses by advisor                       (0.51)%(2)      (0.89)%       (0.77)%         0.21%        (0.36%)(2)
Portfolio Turnover Rate                              56%            100%          137%           252%           41%

------------
*Commenced operations on August 30, 2000

(1) Not annualized
(2) Annualized

                           The accompanying notes are an integral part of the financial statements.



THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
-------------------------------------------------------------------------------------------------------------

                                                                      Penn Street Sector Rotational Portfolio
                                                                      ---------------------------------------
                                                                                     Class C**
                                                                                -------------------
                                                                                       Period Ended
                                                                                          4/30/2004
                                                                                -------------------


Net Asset Value, beginning of period                                            $             14.64
                                                                                -------------------
Income from Investment Operations:
   Net investment loss                                                                           --
           Net realized and unrealized gain/(loss) on investments                             (0.57)
                                                                                -------------------
       Total from Investment Operations                                                       (0.57)
                                                                                -------------------
Less Distributions
   Distributions from net investment income                                                      --
   Distributions from realized gains                                                             --
                                                                                -------------------
   Total distributions                                                                           --
                                                                                -------------------
Net asset value, end of period                                                  $             14.07
                                                                                -------------------
Total Return                                                                                  (3.89)%(1)
Ratios/Supplemental Data
   Net assets, end of period (in thousands)                                     $                 0 (3)
   Ratio of expenses to average net assets:
       before reimbursement of expenses by advisor                                             3.22%(2)
       after reimbursement of expenses by advisor                                              2.50%(2)
        Ratio of net investment income/(loss) to average net assets:
       before reimbursement of expenses by advisor                                            (1.98)%(2)
       after reimbursement of expenses by advisor                                             (1.26)%(2)
Portfolio Turnover Rate                                                                          56%

------------
** Commenced operations on March 1, 2004

(1)  Not annualized
(2)  Annualized
(3)  Net assets as of April 30, 2004 were $96


                   The accompanying notes are an integral part of the financial statements.



THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
-------------------------------------------------------------------------------------------------------------------

                                                              Baldwin Large-Cap Growth Portfolio
                                               --------------------------------------------------------------------
                                                Class A
                                               ---------
                                                  Period           Year          Year             Year        Year
                                                   Ended          Ended         Ended            Ended        Ended
                                               4/30/2004     10/31/2003    10/31/2002       10/31/2001   10/31*2000
                                               ---------     ----------    ----------       ----------   ----------
   Net Asset Value, beginning of period        $    9.24     $     7.96    $     9.78       $    12.03   $    12.00
                                               ---------     ----------    ----------       ----------   ----------
     Income from Investment Operations:
   Net investment income/(loss)                    (0.04)         (0.06)        (0.07)            0.14         0.08
  Net realized and unrealized gain/(loss)
      on investments                                0.60           1.34         (1.72)            (2.2)          --
                                               ---------     ----------    ----------       ----------   ----------
      Total from Investment Operations              0.56           1.28         (1.79)            (2.1)        0.08
                                               ---------     ----------    ----------       ----------   ----------
Less Distributions:
     Distributions from net investment
      income                                          --             --         (0.03)            (0.1)       (0.05)
     Distributions from realized gains                --             --            --               --           --
                                               ---------     ----------    ----------       ----------   ----------
      Total distributions                             --             --         (0.03)            (0.1)       (0.05)
                                               ---------     ----------    ----------       ----------   ----------
Net asset value, end of period                 $    9.80     $     9.24    $     7.96       $     9.78   $    12.03
                                               =========     ==========    ==========       ==========   ==========
Total Return                                        6.06%(1)      16.08%       (18.40%)         (18.05%)       0.68%
Ratios/Supplemental Data
   Net assets, end of period
      (in thousands)                           $   1,990     $    1,852    $    1,266       $      788   $      461
  Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                         2.61%(2)       2.56%         2.38%            4.20%        9.48%
      after reimbursement of
        expenses by advisor                         1.75%(2)       1.75%         1.60%            1.75%        1.63%
   Ratio of net investment income/(loss)
      to average net assets:
      before reimbursement of
        expenses by advisor                        (1.65)%(2)     (1.57)%       (1.51)%           1.23%       (4.13%)
      after reimbursement of
        expenses by advisor                        (0.79)%(2)     (0.76)%       (0.73)%           3.68%        3.72%
Portfolio Turnover Rate                               18%            38%           32%              20%           0%


-----------
(1) Not annualized
(2) Annualized

                  The accompanying notes are an integral part of the financial statements.



THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
-------------------------------------------------------------------------------------------------------------

                                                                         Baldwin Large-Cap Growth Portfolio
                                                                      ---------------------------------------
                                                                                     Class C**
                                                                                -------------------
                                                                                       Period Ended
                                                                                          4/30/2004
                                                                                -------------------
Net Asset Value, beginning of period                                            $             10.12
                                                                                -------------------
Income from Investment Operations:
   Net investment loss                                                                        (0.03)
           Net realized and unrealized gain/(loss) on investments                             (0.30)
                                                                                -------------------
       Total from Investment Operations                                                       (0.33)
                                                                                -------------------
Less Distributions:
   Distributions from net investment income                                                      --
   Distributions from realized gains                                                             --
                                                                                -------------------
   Total distributions                                                                           --
                                                                                -------------------
Net asset value, end of period                                                  $              9.79
                                                                                -------------------
Total Return                                                                                  (3.26)%(1)
Ratios/Supplemental Data
   Net assets, end of period (in thousands)                                     $                 1
   Ratio of expenses to average net assets:
       before reimbursement of expenses by advisor                                             3.36%(2)
       after reimbursement of expenses by advisor                                              2.50%(2)
        Ratio of net investment income (loss) to average net assets:
       before reimbursement of expenses by advisor                                            (2.40)%(2)
       after reimbursement of expenses by advisor                                             (1.54)%(2)
Portfolio Turnover Rate                                                                          18%

------------
** Commenced operations on March 1, 2004

(1)  Not annualized
(2)  Annualized

                  The accompanying notes are an integral part of the financial statements.



THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
-------------------------------------------------------------------------------------------------------------------

                                                                Cumberland Taxable Income Portfolio
                                            -----------------------------------------------------------------------
                                              Class A
                                            -----------
                                                 Period            Year          Year           Year         Period
                                                  Ended           Ended         Ended          Ended          Ended
                                              4/30/2004      10/31/2003    10/31/2002     10/31/2001     10/31/*000
                                            -----------     -----------   -----------    -----------    -----------
    Net Asset Value, beginning of period    $     13.07     $     14.15   $     13.77    $     12.10    $     12.00
                                            -----------     -----------   -----------    -----------    -----------
     Income from Investment Operations:
   Net investment income                           0.08            0.16          0.26           0.66           0.09
  Net realized and unrealized gain/(loss)
      on investments                              (0.13)          (0.03)         0.85           1.09           0.08
                                            -----------     -----------   -----------    -----------    -----------
      Total from Investment Operations            (0.05)           0.13          1.11           1.75           0.17
                                            -----------     -----------   -----------    -----------    -----------
Less Distributions:
     Distributions from net investment
      income                                      (0.08)          (0.22)        (0.67)         (0.08)         (0.07)
     Distributions from realized gains               --           (0.99)        (0.06)            --             --
                                            -----------     -----------   -----------    -----------    -----------
      Total distributions                         (0.08)          (1.21)        (0.73)         (0.08)         (0.07)
                                            -----------     -----------   -----------    -----------    -----------
Net asset value, end of period              $     12.94     $     13.07   $     14.15    $     13.77    $     12.10
                                            ===========     ===========   ===========    ===========    ===========
Total Return                                      (0.39)%(1)       0.96%         8.45%         14.54%          1.42%(1)
Ratios/Supplemental Data
   Net assets, end of period
      (in thousands)                        $     2,459     $     2,518   $     3,770    $     1,981    $       569
  Ratio of expenses to average net assets:
      before reimbursement of
        expenses by advisor                        2.61%(2)        2.35%         2.01%          2.36%          5.21%(2)
      after reimbursement of
        expenses by advisor                        1.75%(2)        1.75%         1.66%          1.75%          1.64%(2)
   Ratio of net investment income (loss)
      to average net assets:
      before reimbursement of
        expenses by advisor                        0.43%(2)        0.47%         2.84%          5.00%          0.11%(2)
      after reimbursement of
        expenses by advisor                        1.29%(2)        1.07%         3.19%          5.61%          3.68%(2)
Portfolio Turnover Rate                              45%            187%          162%            29%             0%

---------------
*Commenced operations on August 30, 2000

(1) Not annualized
(2) Annualized


                            The accompanying notes are an integral part of the financial statements.



THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
-------------------------------------------------------------------------------------------------------------

                                                                        Cumberland Taxable Income Portfolio
                                                                      ---------------------------------------
                                                                                     Class C**
                                                                                -------------------
                                                                                       Period Ended
                                                                                          4/30/2004
                                                                                -------------------
Net Asset Value, beginning of period                                            $             13.18
                                                                                -------------------
Income from Investment Operations:
   Net investment income                                                                       0.01
           Net realized and unrealized gain/(loss) on investments                             (0.19)
                                                                                -------------------
       Total from Investment Operations                                                       (0.18)
                                                                                -------------------
Less Distributions:
   Distributions from net investment income                                                   (0.06)
   Distributions from realized gains                                                             --
                                                                                -------------------
   Total distributions                                                                        (0.06)
                                                                                -------------------
Net asset value, end of period                                                  $             12.94
                                                                                ===================
Total Return                                                                                  (1.39)%(1)
Ratios/Supplemental Data
   Net assets, end of period (in thousands)                                     $                 1
   Ratio of expenses to average net assets:
       before reimbursement of expenses by advisor                                             3.36%(2)
       after reimbursement of expenses by advisor                                              2.50%(2)
        Ratio of net investment income (loss) to average net assets:
       before reimbursement of expenses by advisor                                            (0.32)%(2)
       after reimbursement of expenses by advisor                                             (0.54)%(2)
Portfolio Turnover Rate                                                                          74%

---------------
** Commenced operations on March 01, 2004

(1) Not annualized
(2) Annualized

                  The accompanying notes are an integral part of the financial statements.


THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
----------------------------------------------------------------------------------------------------------------------

                                                                        Berkshire Advisors Select Equity Portfolio
                                                                   ---------------------------------------------------
                                                                    Class A                                 Class C**
                                                                   ----------                              -----------
                                                                       Period               Period              Period
                                                                        Ended                Ended               Ended
                                                                    4/30/2004            10/31/200*         10/31/2004
                                                                   ----------           ----------         -----------
Net Asset Value, beginning of period                               $    10.53           $    10.00         $     11.49
                                                                   ----------           ----------         -----------
Income from Investment Operations:
   Net investment income/(loss)                                          0.03                (0.01)              (0.01)
    Net realized and unrealized gain/(loss) on investments               0.57                 0.54               (0.43)
                                                                   ----------           ----------         -----------
      Total from Investment Operations                                   0.60                 0.53               (0.44)
                                                                   ----------           ----------         -----------
Less Distributions:
   Distributions from net investment income                             (0.01)                  --                  --
   Distributions from realized gains                                    (0.06)                  --                  --
                                                                   ----------           ----------         -----------
      Total distributions                                               (0.07)                  --                  --
                                                                   ----------           ----------         -----------
Net asset value, end of period                                     $    11.06           $    10.53         $     11.05
                                                                   ==========           ==========         ===========
Total Return                                                             5.69%(1)              5.30%(1)          (3.83)%(1)
Ratios/Supplemental Data
   Net assets, end of period (in thousands)                        $      987           $      794         $         1
   Ratio of expenses to average net assets:
      before reimbursement of expenses by advisor                        2.74%(2)             2.72%               3.49%(2)
      after reimbursement of expenses by advisor                         2.00%(2)             2.00%(2)            2.75%(2)
 Ratio of net investment income (loss) to average net assets:
      before reimbursement of expenses by advisor                       (0.18)%(2)           (0.85)%(2)          (0.93)%(2)
      after reimbursement of expenses by advisor                         0.56%(2)            (0.13)%(2)          (0.19)%(2)
Portfolio Turnover Rate                                                    24%                  25%                 24%


---------------
 *  Commenced operations on August 30, 2000
**  Commenced operations on March 1, 2004

(1) Not annualized
(2) Annualized

                            The accompanying notes are an integral part of the financial statements.


THE PENN STREET FUND, INC.
NOTES TO UNAUDITED FINANCIAL STATEMENTS April 30, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION

The Penn Street Fund Inc. (the "Fund") was organized as a Maryland corporation on July 6, 1995. Between that date and November 8, 1995 the Fund had no operations other than those relating to organizational matters and the registration of its shares under applicable securities laws. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund currently is authorized to issue one billion (1,000,000,000) shares of common stock, with a par value of $0.01 per share, and may classify multiple series. The Fund currently offers Class A and Class C of five series: the McGlinn Balanced Portfolio, the Cumberland Taxable Income Portfolio, the Baldwin Large-Cap Growth Portfolio, the Berkshire Advisors Select Equity Portfolio and the Penn Street Sector Rotational Portfolio (collectively the "Portfolios"). The investment objective of each Portfolio is set forth below. The McGlinn Balanced Portfolio commenced investment operations under its current investment objective on April 30, 2004. The Portfolio seeks long-term capital growth with moderate income using a flexible asset allocation approach that normally includes approximately 60% domestic equity securities and 40% in domestic fixed income securities. From November 10, 1995 to April 29, 2004, the Portfolio operated under a different investment objective.

The Cumberland Taxable Income Portfolio commenced investment operations on August 30, 2000. The Portfolio seeks to maximize return by using a top-down investment style employing general economic overviews supplemented by input from traditional Wall Street and governmental sources.

The Baldwin Large-Cap Growth Portfolio commenced investment operations on August 30, 2000. The Portfolio seeks to provide long-term capital growth by investing in the stocks of large capitalization (in excess of $10 billion) U.S. and foreign companies.

The Berkshire Advisors Select Equity Portfolio commenced investment operations on April 2, 2003. The Portfolio seeks to maximize total investment return by investing in a focused portfolio of predominately large capitalization stocks (greater than $6 billion).

The Penn Street Sector Rotational Portfolio commenced investment operations on August 30, 2000. The Portfolio's seeks long-term capital appreciation by allocating the portfolio's assets among various market and industry sectors.

The price of each Portfolio's shares will fluctuate daily and there can be no assurance that the Portfolios will be successful in achieving their stated investment objectives.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America. a) Security Valuation--Each Portfolio's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time (3:00 p.m. for securities of fixed income portfolios), on the day of valuation. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued in accordance with procedures approved by the Fund's Board of Directors. Short-term investments are valued at amortized cost, which approximates fair market value. The Portfolios may value their held securities by using an independent pricing service.

THE PENN STREET FUND, INC.
NOTES TO UNAUDITED FINANCIAL STATEMENTS April 30, 2004 (Continued)
--------------------------------------------------------------------------------

b) Federal Income Taxes--No provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

c) Investment Transactions--Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

d) Foreign Currency Translation--Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based at the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities,
resulting   from   changes   in   exchange    rates.

e) Distributions to Shareholders--Except for the Cumberland Taxable Income Portfolio and the McGlinn Balanced Portfolio, which currently declare dividends quarterly, each Portfolio generally declares dividends annually, payable in Decem-ber, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Portfolio may make a supplemental distribution subsequent to the end of its fiscal year ending October 31.

f) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. PURCHASES AND SALES OF INVESTMENTS

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended April 30, 2004:

Funds                                        Purchases      Sales
-----------------------------------          ---------    ---------
McGlinn Balanced Portfolio                     272,703     282,822
Penn Street Sector Rotational                3,652,795    2,860,713
Baldwin Large-Cap Growth Portfolio             368,388     343,695
Cumberland Taxable Income Portfolio          1,545,013     945,308
Berkshire Advisors Select Equity               395,919      51,566

THE PENN STREET FUND, INC.
NOTES TO UNAUDITED FINANCIAL STATEMENTS April 30, 2004 (Contined)
--------------------------------------------------------------------------------

4. INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS a) Investment Advisory Agreement--On May 23, 2002, the shareholders of each Portfolio approved an investment advisory agreement (the "Advisory Agreement") between the Fund and Penn Street Investment Advisors, Inc. ("PSIA," formerly Citco Mutual Fund Advisors, Inc.), a Delaware corporation and a wholly owned subsidiary of Citco Mutual Fund Services, Inc., the Fund's Administrator. The Advisory Agreement was amended to included services to the Berkshire Advisors Select Equity Portfolio on or about November 5, 2002 and was approved by the Portfolio's initial shareholder immediately prior to the commencement of operations. Under the Advisory Agreement, each Portfolio pays PSIA a monthly fee equal to an annual rate of 1.00%, 1.00%, 1.00%, 0.25%, and 1.00% for the McGlinn Balanced Portfolio, the Cumberland Taxable Income Portfolio, the Baldwin Large-Cap Growth Portfolio, the Penn Street Sector Rotational Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively. PSIA, through subadvisers it retains, provides each Portfolio with a continuous investment program and the selects brokers and dealers to effect securities transactions for the
Portfolios. PSIA, with the approval of the Board of Directors and the shareholders of the applicable Portfolio(s), has selected sub-investment advisers to provide day-to-day investment management services to one or more of the Portfolios.

b) Sub-Advisory Agreements--On May 23, 2002, the McGlinn Balanced Portfolio's shareholders approved a Sub-Investment Advisory Agreement between McGlinn Capital Management, Inc. ("McGlinn"), PSIA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, PSIA pays McGlinn a monthly fee, paid by PSIA under the Advisory Agreement, equal to the annual rate of 0.60% of the Portfolio's average daily net assets. From April 5, 1999 to May 22, 2002 McGlinn was retained to provide investment management services to the McGlinn Balanced Portfolio under an Investment Advisory Agreement between McGlinn and the Fund. For periods prior to April 5, 1999 Millennium Capital Advisors of PA, provided investment management services to the McGlinn Balanced Portfolio between Millennium and the Fund.

On May 23, 2002, the Cumberland Taxable Income Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Cumberland Advisors, Inc. ("Cumberland"), PSIA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, PSIA pays Cumberland a monthly fee, taken out of the fee paid to PSIA under the Advisory Agreement, equal to the annual rate of 0.38% of the Portfolio's average daily net assets. For periods prior to May 23, 2002, Cumberland provided investment management services to the Portfolio under an investment advisory agreement between Cumberland and the Fund.

On May 23, 2002, the Baldwin Large-Cap Growth Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Baldwin Investment Management, LLC ("Baldwin"), PSIA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, PSIA pays Baldwin a monthly fee, taken out of the fee paid to PSIA under the Advisory Agreement, equal to the annual rate of 0.60% of the Portfolio's average daily net assets. For periods prior to May 23, 2002, Baldwin provided investment management services to the Portfolio under an investment advisory agreement between Baldwin and the Fund.

THE PENN STREET FUND, INC.
NOTES TO UNAUDITED FINANCIAL STATEMENTS April 30, 2004 (Continued)
--------------------------------------------------------------------------------

On February 15, 2003, the Berkshire Advisors Select Equity Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Berkshire Advisors, Inc. ("Berkshire"), PSIA and the Fund to provide the Portfolio with day-today investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, PSIA pays Berkshire a monthly fee, taken out of the fee paid to PSIA under the Advisory Agreement, equal to the annual rate of 0.75% of the Portfolio's average daily net assets.

On July 8, 2003, the Penn Street Sector Rotational Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Valley Forge Capital Advisors, Inc. ("Valley Forge Capital"), PSIA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, the Fund pays Valley Forge Capital a monthly fee equal to the annual rate of 0.75% of the Portfolio's average daily net assets.

c) Expense Control Agreements--PSIA, each sub-advisor and other service providers to the Portfolios have voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 1.75% of Class A shares and 2.50% of Class C shares of the McGlinn Balanced Portfolio, Penn Street Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio and Cumberland Taxable Income Portfolio, and 2.00% of Class A shares and 2.75% of Class C shares of the Berkshire Advisors Select Equity Portfolio. Accordingly, for the six months ended April 30, 2004, PSIA waived fees and/or reimbursed expenses of $6,654, $18,494, $8,492, $10,800, and $3,425 for the McGlinn Balanced Portfolio, Penn Street Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio, Cumberland Taxable Income Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively. These voluntary expense waivers and/or reimbursements may be terminated at any time without notice.

d) Administration Agreement--On September 1, 2001, the Fund's Board of Directors engaged Citco Mutual Fund Services, Inc. ("CMFS") as transfer and dividend disbursing agent, fund accounting agent and administrator to the Fund under a written agreement with the Fund of same date. The services include the administration of the Fund's business affairs, dividend disbursing agent, preparation of certain Fund records and documents, record keeping and accounting services. For its services to the Fund, CMFS is paid a fee based on the aggregate assets of all the Portfolios, on a declining scale as follows: 0.40% annually of average daily net assets on the first $100 million in Fund assets, 0.30% annually of average daily net assets above $100 million and up to $200 million in Fund assets, 0.25% annually of average daily net assets above $200 million and up to $300 million in Fund assets, 0.20% annually of average daily net assets above $300 million and up to $500 million in Fund assets, and 0.15% annually of average daily net assets above $500 million in Fund assets.

5. DISTRIBUTION PLANS

The Fund has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, for each class of shares of each Portfolio. The Distribution Plans provide for fees to be deducted from the average net assets of the Portfolios in order to compensate the Citco Mutual Fund Distributors, Inc. ("CMFD"), the Fund's principal underwriter, and others for expenses relating to the promotion and sale of shares of the Portfolios.

Under the Class A Plan, the Class A shares of each Portfolio compensate CMFD and others and other distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees for pesonal service and account maintenance) of each Portfolio's average daily net assets attributable to Class A shares.

THE PENN STREET FUND, INC.
NOTES TO UNAUDITED FINANCIAL STATEMENTS April 30, 2004 (Continued)
--------------------------------------------------------------------------------

Under the Class C Plan, Class C shares of each Portfolio compensate CMFD and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) of each Portfolio's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to CMFD and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge and to permit CMFD to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be retained by CMFD for the first thirteen months after the shares are purchased if CMFD advances the 1.00% to authorized dealers. On the other hand, the Fund and CMFD may determine to pay the 1.00% to authorized dealers on a quarterly or other periodic basis in which case CMFD would not retain the Class C 12b-1 fee.

The Distribution Plans provide that the Portfolios may finance activities which are primarily intended to result in the sale of the Portfolios' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, personal service and account maintenance, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents. CMFD is a SEC registered broker/dealer and is a member in good standing of the National Association of Securities Dealers ("NASD"). CMFD is a wholly owned subsidiary of CMFS and serves as distributor of Portfolio shares under a written agreement for such services between itself and the Fund.

During the period ended April 30, 2004, CMFD received 12b-1 Plan payments of $1,513, $6,393, $2,460, $3,128, and $1,163 in connection with the purchase of investment company shares by McGlinn Balanced Portfolio, Penn Street Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio, Cumberland Taxable Income Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively.

6. TAX MATTERS

Net investment income (loss) and net realized gains (losses) may differ for financial statement and federal income tax purposes primarily due to investments, which have a different basis for financial statement and federal income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that each Portfolio recorded the income or realized gains. The tax character of distributions paid for the period ended April 30, 2004 and fiscal year ended October 31, 2003 were as follows:


                                                                Ordinary            Long-Term           Total
                                                                  Income        Capital Gains      Distributions
                                                          --------------     ----------------     -----------
McGlinn Balanced Portfolio                    4/30/2004   $        1,723     $             --     $     1,723
                                             10/31/2003   $        8,897     $             --     $     8,897

Berkshire Advisors Selects Portfolio          4/30/2004   $        5,767     $             --     $     5,767
                                             10/31/2003   $           --     $             --     $        --

Cumberland Taxable Income Portfolio           4/30/2004   $       15,559     $             --     $    15,559
                                             10/31/2003   $      215,210     $         81,259     $   296,469



THE PENN STREET FUND, INC.
NOTES TO UNAUDITED FINANCIAL STATEMENTS
April 30, 2004 (Continued)
---------------------------------------------------------------------------------------------------------
The tax character of distributable earnings at October 31, 2003 was as follows:


                                                                              (Capital Loss
                                              Undistributed      Unrealized Carry forwards)/        Total
                                                   Ordinary   Appreciation/   Undistributed Distributable
                                                     Income   (Depreciation)          Gains      Earnings
                                              -------------   ------------- --------------- -------------
McGlinn Balanced Portfolio                    $       1,001   $      17,155       ($796,918)    ($778,762)
Penn Street Sector Rotational Portfolio       $           0   $     811,652       ($363,784)$     447,868
Baldwin Large-Cap Growth Portfolio            $           0   $     161,721       ($293,441)    ($131,720)
Cumberland Taxable Income Portfolio           $           0   $      40,269        ($10,168)$      30,101
Berkshire Advisors Select Equity Portfolio    $       4,639   $      30,098 $             0 $      34,737


The following information is based upon the federal income tax cost of investment securities as of April 30, 2004:

                                               Penn Street        Baldwin     Cumberland
                                   McGlinn          Sector      Large-Cap        Taxable        Berkshire
                                  Balanced      Rotational         Growth         Income  Advisors Select
                                 Portfolio       Portfolio      Portfolio      Portfolio Equity Portfolio
                                ----------     -----------      ---------     ---------- ----------------
Gross Unrealized Appreciation       76,176         822,760        343,063         16,671           70,125
Gross Unrealized Depreciation      (47,744)       (124,743)       (42,505)       (18,921)         (15,601)
Net Unrealized Appreciation         28,432         698,017        300,558         (2,250)          54,524
Federal Income Tax Cost          1,193,508       4,967,272      1,707,611      2,652,209          927,465


The difference between the federal income tax cost of portfolio investments and the financial cost for Baldwin Large-Cap Growth Portfolio and Berkshire Advisors Select Equity Portfolio is due to certain timing differences in recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.


The Portfolios' tax-basis capital gains and losses are determined only at end of each the fiscal year. As of October 31, 2003, the Portfolios had the following capital loss carryforwards for Federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.



                                    Penn Street         Baldwin       Cumberland
                        McGlinn          Sector       Large-Cap          Taxable
                       Balanced      Rotational          Growth           Income
Expires October 31,   Portfolio       Portfolio       Portfolio        Portfolio
                     ----------     -----------      ----------      -----------

        2006         $  631,076     $        --      $       --      $       --
        2007         $   31,488     $        --      $       --      $       --
        2008         $   83,920     $        --      $       --      $       --
        2009         $       --     $   156,370      $   26,060      $       --
        2010         $   50,434     $   207,414      $  177,895      $       --
        2011         $       --     $        --      $   89,486      $   10,167
                     ----------     -----------      ----------      -----------
                     $  796,918     $   363,784      $  293,441      $    10,167
                     ==========     ===========      ==========      ===========


THE PENN STREET FUND, INC.
NOTES TO UNAUDITED FINANCIAL STATEMENTS
April 30, 2004 (Continued)
--------------------------------------------------------------------------------------------------------

7. FUND SHARE TRANSACTIONS
The following table summarizes the activity in shares of each Fund:

                                                                 McGlinn Balanced Portfolio
                                                    ----------------------------------------------------
                                                             Class A                  Class C
                                                    ----------------------     -------------------------
                                                       Shares        Value        Shares           Value
                                                    ---------    ---------     ---------     -----------
For the Period Ended April 30, 2004:
  Sold                                                  3,424       46,493            71           1,000
  Reinvested                                               89        1,204            --              --
  Redeemed                                               (403)      (5,521)           --              --
                                                    ---------    ---------     ---------     -----------
                                                        3,110       42,176            71           1,000
                                                    ---------    ---------     ---------     -----------
    For the Fiscal Year Ended October 31, 2003:
  Sold                                                  2,715       32,881
  Reinvested                                              517        6,122
  Redeemed                                            (25,007)    (297,349)
                                                    ---------    ---------
                                                      (21,775)    (258,346)
                                                    =========    =========


                                                            Penn Street Sector Rotational Portfolio
                                                    ----------------------------------------------------
                                                             Class A                  Class C
                                                    ----------------------     -------------------------
                                                       Shares        Value        Shares           Value
                                                    ---------    ---------     ---------     -----------
For the Period Ended April 30, 2004:
  Sold                                                 88,728    1,251,975             7             100
  Reinvested                                               --           --            --              --
  Redeemed                                            (17,610)    (257,497)           --              --
                                                    ---------    ---------

                                                       71,118      994,478             7             100
                                                    =========    =========
    For the Fiscal Year Ended October 31, 2003:
  Sold                                                107,925    1,243,951
  Reinvested                                               --           --
  Redeemed                                            (69,726)    (759,746)
                                                    ---------    ---------
                                                       38,199      484,205
                                                    =========    =========


                The accompanying notes are an integral part of the financial statements.


THE PENN STREET FUND, INC.
NOTES TO UNAUDITED FINANCIAL STATEMENTS
April 30, 2004 (Continued)
--------------------------------------------------------------------------------------------------------

                                                            Baldwin Large-Cap Growth Portfolio
                                                    ----------------------------------------------------
                                                             Class A                  Class C
                                                    ----------------------     -------------------------
                                                       Shares        Value        Shares           Value
                                                    ---------    ---------     ---------     -----------
For the Period Ended April 30, 2004:
  Sold                                                  2,677       26,342            99           1,000
  Reinvested                                               --           --            --              --
  Redeemed                                               (197)      (1,915)           --              --
                                                    ---------    ---------     ---------     -----------
                                                        2,480       24,427            99           1,000
                                                    =========    =========     =========     ===========
For the Fiscal Year Ended October 31, 2003:
  Sold                                                 53,400      460,971
  Reinvested                                               --           --
  Redeemed                                            (11,994)     (97,324)
                                                    ---------    ---------
                                                       41,406      363,647
                                                    =========    =========


                                                            Cumberland Taxable Income Portfolio
                                                    ----------------------------------------------------
                                                             Class A                  Class C
                                                    ----------------------     -------------------------
                                                       Shares        Value        Shares           Value
                                                    ---------    ---------     ---------     -----------
For the Period Ended April 30, 2004:
  Sold                                                  7,315       96,016            76           1,000
  Reinvested                                            1,091       14,349            --              --
  Redeemed                                            (11,130)    (145,501)           --              --
                                                    ---------    ---------     ---------     -----------
                                                       (2,724)     (35,136)           76           1,000
                                                    =========    =========     =========     ===========
                                                    -------------------------------------------------------
For the Fiscal Year Ended October 31, 2003:
  Sold                                                 16,458      217,391
  Reinvested                                           19,507      256,407
  Redeemed                                           (109,754)  (1,454,804)
                                                    ---------    ---------
                                                      (73,789)    (981,006)
                                                    =========    =========

                The accompanying notes are an integral part of the financial statements.


THE PENN STREET FUND, INC.
NOTES TO UNAUDITED FINANCIAL STATEMENTS
April 30, 2004 (Continued)
--------------------------------------------------------------------------------------------------------

                                                          Berkshire Advisors Select Equity Portfolio
                                                    ----------------------------------------------------
                                                             Class A                  Class C
                                                    ----------------------     -------------------------
                                                       Shares        Value        Shares           Value
                                                    ---------    ---------     ---------     -----------
For the Period Ended April 30, 2004:
  Sold                                                 13,348      146,650            87           1,000
  Reinvested                                              520        5,766            --              --
  Redeemed                                                 --           --            --              --
                                                    ---------    ---------     ---------     -----------
                                                       13,868      151,416            87           1,000
                                                    =========    =========     =========     ===========


For the Fiscal Year Ended October 31, 2003:
  Sold                                                 75,402      758,905
  Reinvested                                               --           --
  Redeemed                                                 --           --
                                                    ---------    ---------
                                                       75,402      758,905
                                                    =========    =========

 8. OTHER TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Citco Mutual Fund Services, Inc., the Fund's administrator, Penn Street
Investment  Advisors,  Inc., the Fund's  Investment  Advisor,  Citco Mutual Fund
Distributors,  Inc., the Fund's Principal Underwriter,  and Millennium Bank, the
Fund's Custodian.

                The accompanying notes are an integral part of the financial statements.


THE PENN STREET FUND, INC.
FUNDS DIRECTORS AND
OFFICERS April 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
The directors and officers of the Fund are listed below.  Directors and Officers serve an indefinite term of office.


                          Position(s)         Term of Office                                      Number of      Other
Name, Address &           Held with           & Length of          Principal Occupation(s)        Portfolios     Directorships
Date of Birth             the Fund            Time Served          During Past 5 Years            Overseen       Held
-----------------------   ------------------  -------------------  -----------------------------  -------------- -------------------
Mr.  John A.  Lukan       Interested          Mr.  Lukan has       President  & CEO of Citco      Five           Director  of Citco
83  General  Warren       Director,           been a Director      Mutual  Fund Services, Inc.,                  Mutual Fund
 Boulevard, Suite 200     Chairman            since April 2003.    CEO of Penn Street Invest-                    Sevices, Inc.,Penn
Malvern, PA 19355                                                  ment Advisors, Inc. and Citco                 Street Investment
(02-15-1963)(1)                                                    Mutual Fund Distributors,Inc.                 Advisors, Inc. and
                                                                   since June 1, 2003. Also Presi-               Citco Mutual Fund
                                                                   dent & CEO of Quaker Secu-                    Distributors, Inc.
                                                                   rities, Inc., a broker/dealer                 Director, Quaker
                                                                   firm, since May, 1999. Man-                   Securities, Inc.
                                                                   aging Director, Citco Curacao,                Director, Citco
                                                                   from November 1993 to May                     (Quaker Holdings),
                                                                   1999. BSc from St. Mary's                     Inc.
                                                                   University in 1985. MBA, St.
                                                                   Mary's University in 1987.
                                                                   Canadian Chartered Accoun-
                                                                   tant, 1991. Chartered Finan-
                                                                   cial Analyst, 1999.
------------------------------------------------------------------------------------------------------------------------------------

Mr. James R. Brinton      Independent         Mr. Brinton has      Principal and Senior           Five           Independent Trustee
123 West Lancaster        Director            been a Director      Insurance Broker for Robert                   of The Quaker
  Avenue                                      since May 2002.      J. McAllister Agency, Inc.,                   Investment Trust,
Wayne, PA 19087                                                    123 West Lancaster Avenue,                    an open-end
(07-03-1954)                                                       Wayne PA 19087, a                             management
                                                                   commercial insurance                          investment
                                                                   brokerage firm, since 1979.                   company.
                                                                   BA in business from
                                                                   Marietta College; licensed
                                                                   as a property and casualty
                                                                   broker and life, accident
                                                                   and health agent.
------------------------------------------------------------------------------------------------------------------------------------

(1)  Mr. Lukan is considered an "interested person" of the Fund because he is an executive officer and director of Citco Mutual Fund
     Services, Inc. ("CMFS"), the Fund's Administrator,  Penn Street Investment Advisors, the Fund's Investment Advi- sor, and Citco
     Mutual Fund  Distributors,  Inc., the Fund's Principal  Underwriter (the "Citco Mutual Group").  Mr. Lukan is also an executive officer of Quaker Securities, Inc., a broker/dealer firm that shares common ownership and director- ships with CMFS and CMFD.



THE PENN STREET FUND, INC.
FUNDS DIRECTORS AND OFFICERS (Continued)
April 30, 2004
------------------------------------------------------------------------------------------------------------------------------------

                          Position(s)         Term of Office                                      Number of      Other
Name, Address &           Held with           & Length of          Principal Occupation(s)        Portfolios     Directorships
Date of Birth             the Fund            Time Served          During Past 5 Years            Overseen       Held
-----------------------   ------------------  -------------------  -----------------------------  -------------- -------------------
Mr.  Richard W. Stevens   Independent         Mr. Stevens has      Principal with Hirtle          Five            None
Five Tower Bridge,        Director            been a Director      Callaghan & Co., an invest-
 Suite 500                                    since May 2002       ment advisory firm, since
300 Barr Harbor Drive                                              2001. Principal with the
West Conshohocken, PA                                              Vanguard Group, High Net
19428                                                              Worth Services Group, from
(09-18-1956)                                                       1995 to 2001. Partner with
                                                                   Price Waterhouse and had
                                                                   his own law practice. B.A.
                                                                   in economics from
                                                                   Lafayette College, Juris
                                                                   Doctorate from Rutgers
                                                                   University School of Law,
                                                                   and L.L.M. (Masters in
                                                                   Taxation) from Villanova
                                                                   School of Law.
------------------------------------------------------------------------------------------------------------------------------------

Mr. C. Garrett Williams   Independent         Mr. Williams has     Chief  Operating  Officer,     Five            None
DG Capital Management     Director            been a Director      DG Capital Management,
101 Arch Street                               since May 2002.      Inc., Boston, MA, an invest-
 Suite 650                                                         ment advisory firm, since
Boston, MA 02110                                                   2001. Senior Vice Presi
(03-24-1953)                                                       dent-Client Services,
                                                                   Fidelity   Management  Trust
                                                                   Company,  Boston,  MA,  from
                                                                   1997 to 2001.  Over 25 years
                                                                   investment industry experience.
                                                                   BA  degree  in Economics  from
                                                                   Gettysburg College, Gettysburg,
                                                                   PA.
------------------------------------------------------------------------------------------------------------------------------------

Mr. Edmund B. Pyle,       Independent         Mr. Pyle has         Partner in the law firm of     Five            None
III, Esq.                 Director            been a director      Pyle and Mocha since Janu-
340 Jug Hollow Road                           since May 2002.      ary 1989. Temple University
Phoenixville, PA                                                   School of Law, Juris Doc-
19460                                                              torate, 1986. Rensselaer
(03-18-1940)                                                       Polytechnic Institute, com-
                                                                   pleted PhD coursework,
                                                                   1969. University of Arizona,
                                                                   MS in mechanical engineering,
                                                                   1964. Worcester Polytechnic
                                                                   Institute, BS, 1962.
------------------------------------------------------------------------------------------------------------------------------------


THE PENN STREET FUND, INC.
FUNDS DIRECTORS AND OFFICERS (Continued)
April 30, 2004
------------------------------------------------------------------------------------------------------------------------------------

                          Position(s)         Term of Office                                      Number of      Other
Name, Address &           Held with           & Length of          Principal Occupation(s)        Portfolios     Directorships
Date of Birth             the Fund            Time Served          During Past 5 Years            Overseen       Held
-----------------------   ------------------  -------------------  -----------------------------  -------------- -------------------

Mr. G.  Michael Mara      President           Mr. Mara has         President, Valley Forge Capital Five           Independent
15 Springhill Lane                            served as            Advisors. Registered Representa-               Trustee of
Phoenixville, PA 19460                        President of the     tive, Citco Mutual Fund Distribu-              The Quaker
(05-05-55)                                    Fund since 2000.     ors, Inc. Managing Director,                   Investment
                                                                   Millennium Bank, Malvern, PA,                  Trust, an
                                                                   since 2000. Previously principal,              open-end
                                                                   Vanguard Fiduciary Trust Com-                  registered
                                                                   pany, The Vanguard Group, Valley               investment
                                                                   Forge, PA, from 1997 to 1999.                  company.
                                                                   District Manager and Senior Vice
                                                                   President, Merrill Lynch Trust
                                                                   Company, 1995 to 1997. Served
                                                                   in various increasingly
                                                                   responsible
                                                                   roles within Merrill Lynch from
                                                                   1986 to 1997. Mr. Mara also
                                                                   served in the U.S. Army Intelli-
                                                                   gence and Security Command in
                                                                   Augsburg, Germany from 1976-
                                                                   1980. Mr. Mara holds an MBA in
                                                                   management from The American
                                                                   University, Washington, DC and
                                                                   a BA in Business Communica-
                                                                   tions from Emerson College,
                                                                   Boston, MA.
------------------------------------------------------------------------------------------------------------------------------------

Mr. Paul  Giorgio         Treasurer           Mr. Giorgio          Chief  Financial Officer, Citco      Five      None
83 General Warren         and Chief           has served as        Mutual Fund Services, Inc., since
 Boulevard, Suite 200     Accounting          Treasurer to the     May 2001. Chief Financial Officer,
Malvern, PA 19355         Officer             Fund since           Quaker Securities, Inc., from
(12-13-1963)                                  May, 2002.           2000-2001. Chief Financial Offi-
                                                                   cer, Declaration Service Company,
                                                                   from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

Mr. Philip T.             Secretary           Mr. Masterson        General Counsel, Citco Mutual        Five      None
Masterson, Esq.                               has served as        Fund Services, Inc., since Novem-
83 General Warren                             Secretary of         ber 2003. Previously Vice Presi-
 Boulevard, Suite 200                         the Fund             dent and Associate Counsel,
Malvern, PA 19355                             December 10,         Oppenheimer Funds, Inc.
(03-12-1964)                                  2003.
------------------------------------------------------------------------------------------------------------------------------------


THE PENN STREET FUND, INC.
Portfolio Proxy Voting Policies and Procedures (Unaudited)
April 30, 2004
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the sub-advisors vote proxies related to securities ("portfolio proxies") held by the Portfolios. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 866-207-5175 and (ii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due August 31, 2004. Once filed, the Fund's Form N-PX will be available (i) without charge, upon request, by calling the Fund toll-free at 866-207-5175 and (ii) on the SEC's website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

As required by Form N-CSR, the Registrant's Code of Ethics was filed as an exhibit to the Registrant's annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As required by Form N-CSR, this disclosure was provided in the Registrant's annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

As required by Form N-CSR, this disclosure was provided in the Registrant's annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of June 30, 2004 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the

U.S. Securities and Exchange Commission. There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a)   File the exhibits below as part of this form

      SEE ATTACHED CERTIFICATIONS

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Penn Street Funds Inc.

By (Signature and Title)*              /s/G. Michael Mara
                                       ----------------------
                                         G. Michael Mara
                                         PRESIDENT


Date    07/09/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/G. Michael Mara
                                       ----------------------
                                         G. Michael Mara
                                         PRESIDENT


Date    07/09/2004

By (Signature and Title)*              /s/Paul L. Giorgio
                                       ----------------------
                                       Paul L. Giorgio
                                       TREASURER

Date     07/09/2004

* Print the name and title of each signing officer under his or her signature.